Net Income (Loss) Per Share - Schedule Of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income (loss)	$ 11,975	$ (57,869)	$ (189,782)	$ 3,816	$ (5,084)	$ 5,617	$ 4,720	$ (1,961)	$ (25,252)	$ (248,919)	$ (16,876)	$ (210,340)
Denominator
Weighted average shares of common stock - basic and diluted										543,558,222	504,115,839	503,453,127
Net loss per share - basic and diluted										$ (0.46)	$ (0.03)	$ (0.42)
Weighted average shares of common stock - basic	603,104,839				505,072,914
Dilutive effect of stock options	$ 37,923,571				$ 0
Weighted average shares of common stock - diluted	641,028,410				505,072,914
Net income (loss) per share:
Basic	$ 0.02	$ (0.1)	$ (0.34)	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0	$ (0.05)
Diluted	$ 0.02	$ (0.1)	$ (0.34)	$ 0.01	$ (0.01)	$ 0.01	$ 0.01	$ 0	$ (0.05)